Capital Stock - (Share-based Compensation Expense by Category) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	$ 57.9	$ 62.5	$ 73.4
LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	74.4	90.6	102.0
Direct operating | LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	2.9	2.8	1.7
Distribution and marketing | LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	0.8	0.8	0.7
General and administration
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	53.0	54.8	69.2
General and administration | LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	65.3	77.6	95.4
Restructuring and other
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	4.9	7.7	4.2
Restructuring and other | LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Compensation Expense [Line Items]
Share-based compensation expense	$ 5.4	$ 9.4	$ 4.2